Material Accounting Policies - Schedule of Annual Depreciation Rates (Details)	12 Months Ended
Dec. 31, 2024
Computers [Member] | Minimum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Percentage of depreciation rates	20.00%
Computers [Member] | Maximum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Percentage of depreciation rates	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Percentage of depreciation rates	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Schedule of Annual Depreciation Rates [Line Items]
Percentage of depreciation rates	7.00%
Leasehold improvements [Member]
Schedule of Annual Depreciation Rates [Line Items]
Leasehold improvements	The shorter of the contract period or the life span of the leasehold improvement